UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549
                                    FORM 13F
                              FORM 13F COVER PAGE

Report for the Quarter Ended: June 30, 2009

Check here if Amendment [  ]; Amendment Number:
      This Amendment (Check only one.):[   ] is a restatement.
                                       [   ] adds new holding
                                             entries.

Institutional Investment Manager Filing this Report:

Name:       Nakoma Capital Management LLC
Address:    8040 Excelsior Drive   Suite 401
            Madison, WI  53717

Form 13F File No: 28-12855

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:       Robyn K. Rannow
Title:      Managing Director/CCO
Phone:      608-831-8814

/s/ Robyn K. Rannow     Madison, WI     August 12, 2009
--------------------  --------------  ------------------
    (Signature)        (City/State)         (Date)


Report Type (Check only one.):

[ X ] 13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F Notice (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F Combination Report (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         54

Form 13F Information Table Value Total: $  137,439
                                       (in thousands)

List of Other Included Managers:              None

                                                FORM 13F INFORMATION TABLE

                                              Nakoma Capital Management, LLC
                                                      June 30, 2009

                                                                                                             Voting Authority
                                                                                                             ----------------
                                                               Value   Shares or Sh/ Put/  Investment  Other
          Name of Issuer            Title of Class CUSIP      (x$1000)  Prn Amt  Prn Call  Discretion  Mgrs   Sole   Shrd None
--------------------------------   --------------- ---------  -------- --------- --- ---- ------------ ---- -------- ---- ----
Abbott Labs                         COM            002824100     1,091    23,200 SH  N/A      Sole     N/A    23,200 N/A  N/A
Activision Blizzard, Inc.           COM            00507V109     5,012   396,800 SH  N/A      Sole     N/A   396,800 N/A  N/A
Affiliated Managers Group Inc.      COM            008252108       873    15,000 SH  N/A  Shared-Other N/A    15,000 N/A  N/A
AK Steel Holding Corp.              COM            001547108     6,517   339,600 SH  N/A      Sole     N/A   339,600 N/A  N/A
AllianceBernstein Holding L.P.      UNIT LTD PARTN 01881G106       613    30,500 SH  N/A  Shared-Other N/A    30,500 N/A  N/A
Annaly Capital Management Inc.      COM            035710409     4,395   290,300 SH  N/A      Sole     N/A   290,300 N/A  N/A
Apollo Group Inc.                   CL A           037604105     5,121    72,000 SH  N/A      Sole     N/A    72,000 N/A  N/A
Apollo Group Inc.                   CL A           037604105       213     3,000 SH  N/A  Shared-Other N/A     3,000 N/A  N/A
Buckle, Inc. (The)                  COM            118440106     3,094    97,400 SH  N/A      Sole     N/A    97,400 N/A  N/A
Chipotle Mexican Grill Inc.         CL A           169656105     3,056    38,200 SH  N/A      Sole     N/A    38,200 N/A  N/A
Cisco Systems Inc.                  COM            17275R102       560    30,000 SH  N/A  Shared-Other N/A    30,000 N/A  N/A
Costco Wholesale Corp.              COM            22160K105       618    13,500 SH  N/A  Shared-Other N/A    13,500 N/A  N/A
CVS Caremark Corporation            COM            126650100     7,586   238,020 SH  N/A      Sole     N/A   238,020 N/A  N/A
CVS Caremark Corporation            COM            126650100       765    24,000 SH  N/A  Shared-Other N/A    24,000 N/A  N/A
Dean Foods Co.                      COM            242370104     3,285   171,200 SH  N/A      Sole     N/A   171,200 N/A  N/A
Deutsche Bk AG London BRH           PS CRD OIL ETN 25154K809     1,408    18,900 SH  N/A      Sole     N/A    18,900 N/A  N/A
Entertainment Properties Trust      COM SH BEN INT 29380T105        97     4,700 SH  N/A  Shared-Other N/A     4,700 N/A  N/A
EQT Corporation                     COM            26884L109     2,943    84,300 SH  N/A      Sole     N/A    84,300 N/A  N/A
F5 Networks Inc.                    COM            315616102     6,389   184,600 SH  N/A      Sole     N/A   184,600 N/A  N/A
Goldman Sachs Group Inc.            COM            38141G104       590     4,000 SH  N/A  Shared-Other N/A     4,000 N/A  N/A
Hewlett-Packard Co.                 COM            428236103       387    10,000 SH  N/A  Shared-Other N/A    10,000 N/A  N/A
International Business Machs Corp.  COM            459200101       867     8,300 SH  N/A  Shared-Other N/A     8,300 N/A  N/A
Johnson & Johnson                   COM            478160104       341     6,000 SH  N/A  Shared-Other N/A     6,000 N/A  N/A
JPMorgan Chase & Co.                COM            46625H100       512    15,000 SH  N/A  Shared-Other N/A    15,000 N/A  N/A
Kinder Morgan Energy Partners       UT LTD PARTNER 494550106       153     3,000 SH  N/A  Shared-Other N/A     3,000 N/A  N/A
Kraft Foods Inc.                    CL A           50075N104     2,207    87,100 SH  N/A      Sole     N/A    87,100 N/A  N/A
LHC Group                           COM            50187A107     3,001   135,100 SH  N/A      Sole     N/A   135,100 N/A  N/A
McDonald's Corp.                    COM            580135101       201     3,500 SH  N/A  Shared-Other N/A     3,500 N/A  N/A
Microsoft Corp.                     COM            594918104     8,189   344,500 SH  N/A      Sole     N/A   344,500 N/A  N/A
Microsoft Corp.                     COM            594918104       404    17,000 SH  N/A  Shared-Other N/A    17,000 N/A  N/A
Mindray Medical Intl. Ltd.          SPON ADR       602675100     5,151   184,500 SH  N/A      Sole     N/A   184,500 N/A  N/A
Monsanto Co.                        COM            61166W101     4,089    55,000 SH  N/A      Sole     N/A    55,000 N/A  N/A
NuVasive Inc.                       COM            670704105     4,334    97,170 SH  N/A      Sole     N/A    97,170 N/A  N/A
Oracle Corp.                        COM            68389X105       835    39,000 SH  N/A  Shared-Other N/A    39,000 N/A  N/A
Potash Corp. of Sask. Inc.          COM            73755L107     2,903    31,200 SH  N/A      Sole     N/A    31,200 N/A  N/A
Powershs DB Multi Sect Comm         DB AGRICULT FD 73936B408     2,861   112,400 SH  N/A      Sole     N/A   112,400 N/A  N/A
QUALCOMM Inc.                       COM            747525103     6,852   151,600 SH  N/A      Sole     N/A   151,600 N/A  N/A
Range Resources Corp.               COM            75281A109     3,636    87,800 SH  N/A      Sole     N/A    87,800 N/A  N/A
Schlumberger Ltd.                   COM            806857108       244     4,500 SH  N/A  Shared-Other N/A     4,500 N/A  N/A
Southwest Airlines Co.              COM            844741108       121    18,000 SH  N/A  Shared-Other N/A    18,000 N/A  N/A
Sovran Self Storage Inc.            COM            84610H108       111     4,500 SH  N/A  Shared-Other N/A     4,500 N/A  N/A
SPDR Gold Trust                     GOLD SHS       78463V107     6,246    68,500 SH  N/A      Sole     N/A    68,500 N/A  N/A
SuccessFactors, Inc.                COM            864596101        50     5,501 SH  N/A  Shared-Other N/A     5,501 N/A  N/A
Synaptics Inc.                      COM            87157D109     8,484   219,500 SH  N/A      Sole     N/A   219,500 N/A  N/A
Synaptics Inc.                      COM            87157D109       232     6,000 SH  N/A  Shared-Other N/A     6,000 N/A  N/A
Teva Pharmaceutical Inds. Ltd.      ADR            881624209       345     7,000 SH  N/A  Shared-Other N/A     7,000 N/A  N/A
Thermo Fisher Scientific Inc.       COM            883556102     5,693   139,640 SH  N/A      Sole     N/A   139,640 N/A  N/A
Transocean Ltd.                     REG SHS        H8817H100       594     8,000 SH  N/A  Shared-Other N/A     8,000 N/A  N/A
Travelers Companies Inc.            COM            89417E109     4,752   115,800 SH  N/A      Sole     N/A   115,800 N/A  N/A
United States Natural Gas Fund L.P. UNIT           912318102     3,603   259,800 SH  N/A      Sole     N/A   259,800 N/A  N/A
Union Pacific Corp.                 COM            907818108       208     4,000 SH  N/A  Shared-Other N/A     4,000 N/A  N/A
Wal-Mart Stores Inc.                COM            931142103     5,139   106,100 SH  N/A      Sole     N/A   106,100 N/A  N/A
Wal-Mart Stores Inc.                COM            931142103       218     4,500 SH  N/A  Shared-Other N/A     4,500 N/A  N/A
Walt Disney Co.                     COM DISNEY     254687106       250    10,700 SH  N/A  Shared-Other N/A    10,700 N/A  N/A
REPORT SUMMARY                      54                         137,439